Transactions with Related Parties - Summary of Related Party Transactions (Detail) - Related Parties [Member] - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	$ 2,000	$ 5,500
General and administrative expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		252,785
Commission – vessel purchased [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	390,000	430,000
Interest and finance costs [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		1,363,360
Brave Maritime Corp [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		245,520
Brave Maritime Corp [Member] | Voyage expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		283,141
Brave Maritime Corp [Member] | Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction		43,750
Stealth Maritime Corp [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	77,440	150,480
Stealth Maritime Corp [Member] | Voyage expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	40,833	57,125
Stealth Maritime Corp [Member] | Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	5,000	30,000
Former Parent [Member] | General and administrative expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	$ 121,327	$ 268,089